Organization and Summary of Significant Accounting Policies (Details 13) - USD ($) $ in Thousands	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Changes in balance sheet amounts under self insured plans
Balance, Beginning of Year	$ 420	$ 420	$ 320
Provision Charged to Expense	4,756	4,600	3,948
Payments	4,756	4,600	3,848
Balance, End of Year	$ 420	$ 420	$ 420